SCHEDULE I (STATEMENT OF CASH FLOWS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net loss attributable to China Sunergy Co., Ltd.	$ (50,609,081)	$ (133,580,664)	$ (94,292,695)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation		217	(108,222)
Gain on repurchase of convertible senior notes		(10,348,750)	(7,440,000)
Amortization of convertible senior notes	15,934	964,749	1,630,061
Others	112,339	152,554	(223,638)
Changes in operating assets and liabilities:
Amounts due from subsidiaries	(16,980,025)	(36,750,808)	12,321,646
Net cash provided by (used in) operating activities	(103,145,212)	(15,612,697)	(112,912,407)
Investing activities:
Decrease in restricted cash	32,415,250	(142,176,204)	553,448
Purchase of PPE	(40,901,214)	(44,288,415)	(60,676,805)
Net cash provided by investing activities	2,196,514	(183,446,465)	(60,096,424)
Financing activities:
Payment of convertible senior notes repurchase	(1,500,000)	(15,651,250)	(9,060,000)
Net cash used in financial activities	(30,895,326)	171,163,933	260,935,357
Net increase (decrease) in cash and cash equivalents	(129,016,840)	(26,166,447)	103,010,794
Cash and cash equivalents at the beginning of the year	183,312,417	209,478,864	106,468,070
Cash and cash equivalents at the end of the year	54,295,577	183,312,417	209,478,864
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with share-lending arrangement	(2,097,340)	443,100	(16,867,340)
Parent Company [Member]
Operating activities:
Net loss attributable to China Sunergy Co., Ltd.	(50,609,081)	(133,580,664)	(94,292,695)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in gains/losses of subsidiaries	50,695,469	141,703,447	99,222,232
Share-based compensation		217	(108,222)
Gain on repurchase of convertible senior notes		(10,348,750)	(7,440,000)
Amortization of convertible senior notes	15,934	964,750	1,630,060
Others		(256,363)	(223,637)
Changes in operating assets and liabilities:
Other receivables	(61,798)	(52,466)	200,758
Other liabilities	(752,627)	(11,832)	(876,334)
Amounts due from subsidiaries	2,318,743	15,517,779	(1,300,418)
Net cash provided by (used in) operating activities	1,606,640	13,936,118	(3,188,256)
Investing activities:
Decrease in restricted cash			11,250,000
Purchase of PPE	(3,511)
Net cash provided by investing activities	(3,511)		11,250,000
Financing activities:
Payment of convertible senior notes repurchase	(1,500,000)	(15,651,250)	(9,060,000)
Net cash used in financial activities	(1,500,000)	(15,651,250)	(9,060,000)
Net increase (decrease) in cash and cash equivalents	103,129	(1,715,132)	(998,256)
Cash and cash equivalents at the beginning of the year	298,551	2,013,683	3,011,939
Cash and cash equivalents at the end of the year	401,680	298,551	2,013,683
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with share-lending arrangement		$ 443,100	$ (16,867,340)